Summary of Operations and Significant Accounting Policies (Narrative) (FY) (Details) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 20, 2019	Jun. 20, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Stock issued for common stock, shares
Common stock, par value			$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Issuing stock for net assets and equity			$ 0		$ 0
Deferred tax liability							$ 1,506,362
Emerging growth company status description							The Company would cease to be an "emerging growth company" upon the earliest to occur of: the last day of the fiscal year in which it has more than $1.07 billion in annual revenue; the date it qualifies as a "large accelerated filer," with at least $700 million of equity securities held by non-affiliates; the issuance, in any three-year period, by it of more than $1.0 billion in non-convertible debt securities; or December 31, 2021.
Annual revenue							$ 1,070,000
Equity securities held							700,000,000
Non-convertible debt securities							1,000,000
Pre-contract costs							0
Allowance for accounts receivable			84,000		84,000		84,000	$ 15,000
Project asset			0	$ 0	$ 0	$ 0	$ 0	0
Property and equipment, description					Property and equipment greater than $1,000 are recorded at cost, less accumulated depreciation. Cost includes the price paid to acquire or construct the assets, required installation costs, and any expenditures that substantially add to the value or substantially extend the useful life of the assets.		Property and equipment greater than $1,000 are recorded at cost, less accumulated depreciation. Cost includes the price paid to acquire or construct the assets, required installation costs, and any expenditures that substantially add to the value or substantially extend the useful life of the assets.
Property and equipment, costs			1,000		$ 1,000		$ 1,000
Depreciation expense			155,012	$ 160,570	310,024	311,053	621,233	537,484
Cash, FDIC insured amount			$ 250,000		250,000		250,000
Cash, uninsured amount							0
Deferred financing costs							21,547
Amortization expense					$ 3,070	$ 0	1,544	$ 0
Deferred financing cost							$ 413,032
Share Exchange Agreement [Member]
Stock issued for common stock, shares	3,234,501	3,234,501
Common stock, par value	$ 0.0001	$ 0.0001
Issuing stock for net assets and equity	$ 0	$ 0
Deferred tax liability	$ 1,506,362	$ 1,506,362